Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Basic earnings per share
Net income	$ 1,481	$ 3,230	$ 4,990	$ 6,402
Net income attributable to non-controlling interests	3	(4)	(2)	(6)
Net income available to common shareholders	$ 1,420	$ 3,161	$ 4,859	$ 6,257
Weighted average number of common shares (in thousands)	1,422,754	1,435,091	1,425,203	1,436,099
Basic earnings per share (in dollars)	$ 1.00	$ 2.20	$ 3.41	$ 4.36
Diluted earnings per share
Net income available to common shareholders	$ 1,420	$ 3,161	$ 4,859	$ 6,257
Dilutive impact of exchangeable shares	3	3	7	7
Net income available to common shareholders including dilutive impact of exchangeable shares	$ 1,423	$ 3,164	$ 4,866	$ 6,264
Weighted average number of common shares (in thousands)	1,422,754	1,435,091	1,425,203	1,436,099
Stock options	906	2,224	1,280	2,125
Issuable under other share-based compensation plans	753	740	751	739
Exchangeable shares	3,458	3,108	3,234	3,231
Average number of diluted common shares (in thousands)	1,427,871	1,441,163	1,430,468	1,442,194
Diluted earnings per share (in dollars)	$ 1.00	$ 2.20	$ 3.40	$ 4.34
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 1,484	$ 3,226	$ 4,988	$ 6,396
Preferred share dividends	$ (64)	$ (65)	$ (129)	$ (139)